Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Summary of Significant Accounting Policies [Line Items]
Allowance for Doubtful Accounts Receivable	$ 23,786	$ 2,015
Advertising Expense	1,936	3,430
Allocated Share-based Compensation Expense	430,000	200,000
Research and Development Expense	$ 497,976	$ 407,716
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent	100.00%	100.00%
Estimate Of Revenue Recognition	$ 103,752
Computer Equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Computer Equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Leasehold Improvements [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Leasehold Improvements [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	10 years